SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited consolidated condensed financial statements were issued. Based upon this review, other than stated below and earlier, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited consolidated condensed financial statements.

Subsequent to the approval by its stockholders of the Fifth Amendment (the “Fifth Charter Amendment”) to the Second Amended and Restated Certificate of Incorporation of the Company on July 2, 2024, the Company filed the Fifth Charter Amendment with the Delaware Secretary of State on July 2, 2024. The Fifth Charter Amendment extends the date by which the Company must consummate a business combination, from July 11, 2024 to October 11, 2024.

On July 2, 2024, the Company and Cycurion amended the Promissory Note to extend the maturity date of this note to the earlier of the consummation of the Business Combination or October 11, 2024.

On July 10, 2024, the Company dismissed its previous independent accounting firm, Marcum LLP, and engaged WWC, P.C., as its independent auditor.

On August 6, 2024, the Company, Western Acquisition Ventures Sponsor, LLC (the “Sponsor”) and RiverNorth SPAC Arbitrage Fund, LP (the “Investor”) entered into a non-redemption agreement (the “Non-Redemption Agreement”) whereby the Sponsor plans to transfer to the Investor 5,000 shares each month over the next three months for agreeing not to redeem the 99,800 that it currently holds prior to the business combination.

On September 6, 2024, the Company received written notice (the “Nasdaq Letter”) from Nasdaq indicating that the Company is delinquent in filing its Quarterly Report on Form 10-Q for the period ended June 30, 2024 (the “Form 10-Q”), which may serve as an additional basis for the delisting of the Company’s securities from Nasdaq. The Company previously filed a Form 12b-25 with the SEC on August 14, 2024, disclosing that it was unable to file the Form 10-Q within the prescribed time period without unreasonable effort or expense. In accordance with Nasdaq’s listing rules, the Company has 60 calendar days after the Notice to submit a plan to regain compliance with the Nasdaq Listing Rule 5250(c)(1). Pursuant to the Nasdaq Letter, following receipt of such plan, Nasdaq may grant an extension of up to 180 calendar days from the Form 10-Q’s due date, or until February 17, 2025, for the Company to regain compliance. The Company intends to take the necessary steps to regain compliance with Nasdaq’s listing rules and expects that, with the filing of this Form 10-Q, it has regained compliance with Nasdaq Listing Rule 5250(c)(1).

On September 24, 2024, Sponsor loaned the Company $230,000 for certain transaction expenses related to the Business Combination. On the same day, the Company loaned Cycurion $185,000 for certain transaction expenses in connection with Cycurion’s consummation of the Business Combination.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than stated below and earlier, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 22, 2024, the Company and Alpha terminated the Forward Purchase Agreement without payment or other liability on the part of any party.

On February 6, 2024, the Company received a notification letter from the Nasdaq Listing Qualifications Staff (the “Staff”) notifying the Company that the Company no longer meets the minimum 500,000 publicly held shares requirement for continued listing on The Nasdaq Capital Market set forth in Nasdaq Listing Rule 5550(a)(4) (the “First Letter”). The notification received has no immediate effect on the listing of the Company’s common stock on Nasdaq. Under Nasdaq Listing Rules, the Company had 45 calendar days, or until March 22, 2024, to provide Nasdaq with a specific plan to achieve and sustain compliance with all Nasdaq listing requirements, including the time frame for completion of the plan. On March 22, 2024, the Company submitted its compliance plan with Nasdaq in connection with the First Letter. If Nasdaq does not accept the Company’s plan to achieve compliance, the Company will have the opportunity to appeal the decision to a Nasdaq Hearings Panel. The Company is evaluating various courses of action to achieve compliance with the minimum publicly held shares continued listing standard.

On March 11, 2024, the Company received a letter from the Staff stating that due to the resignations of Stephen Christoffersen, William Lischak, Ade Okunabi, Robin Smith and Adam Stern, constituting the entire board of directors of the Company, effective December 27, 2023, which was previously reported in a current report on Form 8-K filed with the Securities and Exchange Commission on January 3, 2024, the Company no longer complies with Nasdaq’s Majority Independent Board rule, its Audit Committee Rule, or its Compensation Committee Rule as set forth in Listing Rule 5605(b)(1) (the “Second Letter”). In accordance with Nasdaq Listing Rule 5605(b)(1)(A), Nasdaq will provide the Company a cure period in order to regain compliance as follows: (i) until the earlier of the Company’s next annual stockholders’ meeting or December 28, 2024; or (ii) if the Company’s next annual stockholders’ meeting is held before June 25, 2024, then the Company must evidence compliance no later than June 25, 2024 (the “Cure Period”). If the Company fails to regain compliance within the Cure Period in connection with the Second Letter, the Nasdaq Listing Rules require the Staff to provide written notification to the Company that its securities will be delisted. The Company is actively engaged in efforts to regain compliance with the requirements set forth in Nasdaq Listing Rule 5605 and plans to regain compliance within the Cure Period provided by Nasdaq.

On April 11, 2024, Cycurion and certain private investors entered into agreements to acquire (i) shares of Series B Preferred Stock of Cycurion and (ii) Series B Warrants to purchase Cycurion common stock, which, in accordance with a securities purchase agreement and an exchange agreement among Cycurion and other parties thereto to be dated prior to the effective date of the Company’s registration statement on Form S-4, will be exchanged as of the effective time of the merger between the Company and Cycurion pursuant to the Merger Agreement for securities of the Company following the merger in the same form and on the same terms as the Cycurion Series B Preferred Stock and Series B Warrants (the “Series B Capital Raise”).

As a result of the Series B Capital Raise mentioned above, the Company received $254,269 into its operating bank account to be used for working capital expenses and tax obligations. As discussed in Note 1, the Company identified that a $108,611 excess of interest was erroneously withdrawn from the Trust Account and a portion was used for operating expenses during the year ended December 31, 2023, which is not a permitted use of the Trust funds per the trust agreement. As of December 31, 2023, the Company has restricted cash of $8,651 and a receivable from the Sponsor of $99,961. The Company intends to deposit $99,961 back into the Trust Account, or use the $99,961 (or a portion thereof) for tax obligations until a deposit is made into the trust on a future date.